DETAIL OF SELECTED BALANCE SHEET ACCOUNTS - Carrying Amounts of Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Beginning Balance [Abstract]
Gross Carrying Amount	$ 1,491	$ 1,587	$ 1,408	$ 1,684
Accumulated Amortization	(441)	(327)	(467)	(206)
Net Carrying Amount	1,050	1,260	941	1,478
Amortization expense	(114)	(121)
Foreign currency translation adjustment	(96)	(97)
Finite-Lived Intangible Assets, Net, Ending Balance [Abstract]
Gross Carrying Amount	1,491	1,587	1,408	1,684
Accumulated Amortization	(441)	(327)	(467)	(206)
Net Carrying Amount	$ 1,050	$ 1,260	$ 941	$ 1,478
Customer relationships
Finite-Lived Intangible Assets, Net, Ending Balance [Abstract]
Estimate useful life of intangible assets	13 years	13 years